Commitments and contingencies - Additional information (Detail) $ in Thousands			12 Months Ended
	May 16, 2023	Jan. 27, 2023 USD ($) m³	Dec. 31, 2023 USD ($) m³
Disclosure of other provisions [line items]
Upfront Investment | $			$ 118,000
Settlement of liabilities on behalf of entity by related party, related party transactions | $			34,660
Purchase of investments | $		$ 28,400
Vista Argentina [Member]
Disclosure of other provisions [line items]
Storage Capacity		35,666
Dispatch Capacity		5,944
Cumulative Payment Made | $			$ 20,089
Oiltanking Ebytem S.A [Member]
Disclosure of other provisions [line items]
Storage Capacity		300,000
Dispatch Capacity		50,000
Oleoductos del Valle S.A [Member]
Disclosure of other provisions [line items]
Number of cubic meter per day			50,000
Equinor [Member]
Disclosure of other provisions [line items]
Proportion of transport concession	3.50%
Shell And Vista [Member]
Disclosure of other provisions [line items]
Proportion of transport concession	13.30%
Vista Argentina [Member]
Disclosure of other provisions [line items]
Proportion of transport concession	8.00%
Vista Argentina [Member]
Disclosure of other provisions [line items]
Number of cubic meter per day			5,010